Leases (FY)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
4.	Leases
Effective January 1, 2021, the Company adopted ASC 842 - Leases using the modified retrospective transition approach for recording ROU assets and operating lease liabilities for its operating leases. The Company’s operating leases consist of office space located primarily in the United States. The Company does not have any leases classified as financing leases.
The components of lease related costs, net for the years ended December 31, 2023, 2022 and 2021 are as follows (in thousands):

	Years Ended December 31,
	2023	2022	2021
Operating lease cost	$7,208	$7,537	$9,229
Variable lease cost	1,549	1,525	2,217
Operating lease cost	8,757	9,062	11,446
Short-term lease cost	89	12	88
Total lease cost, net	$8,846	$9,074	$11,534
Net rent expense is included in general and administrative expense in the accompanying consolidated statements of operations. During the years ended December 31, 2023, 2022 and 2021, the Company made cash payments of $9.9 million, $9.6 million and $8.2 million respectively, on its operating leases, all of which were included in cash flows from operating activities within the consolidated statements of cash flows.
Sublease rental income is recognized as a reduction to the related lease expense on a straight-line basis over the sublease term. For the years ended December 31, 2023, 2022 and 2021, the Company recorded rent income related to a sublease of $2.2 million, $1.9 million and $0.2 million, respectively. In 2022, the Company entered into a sublease agreement with an affiliate of the Chief Executive Officer. The sublease commenced on June 1, 2022, and the term is for the remainder of the original lease and will expire on February 28, 2025, or sooner in the event that the original lease is cancelled prior to the expiration date. See Note 17, “Related Party Transactions,” to these consolidated financial statements for additional information.
As of December 31, 2023, future minimum payments for the next five years and thereafter are as follows (in thousands):

Operating Leases
Years Ending December 31,
2024	$9,405
2025	5,830
2026	5,408
2027	5,570
2028	5,737
Thereafter	13,016
Total	$44,966
Less present value discount	(11,923)
Operating lease liabilities	$33,043
As of December 31, 2023 and 2022, the Company’s operating leases had a weighted average remaining lease term of 6.3 years and 6.8 years and a weighted-average discount rate of 9.8%. The Company’s lease agreements do not provide an implicit rate and as a result, the Company used an estimated incremental borrowing rate, which was derived from third-party information available at the time the Company adopted ASC 842 in determining the present value of future lease payments. The rate used is for a secured borrowing of a similar term as the right of use asset. The fair value was estimated using an income approach based on management’s forecast of future cash flows expected to be derived based on current sublease market rent.
The Company assesses impairment of ROU assets when an event and change in circumstance indicates that the carrying value of such ROU assets may not be recoverable. If an event and a change in circumstance indicates that the carrying value of an ROU asset may not be recoverable and the estimated fair value attributable to the ROU asset is less than its carrying value, an impairment loss equals to the excess of the ROU asset’s carrying value over its fair value is recognized.
The fair values of ROU assets were estimated using an income approach based on management’s forecast of future cash flows expected to be derived based on the sublease market rent. First, the Company tests the asset group for recoverability by comparing the undiscounted cash flows of the asset group, which include expected future lease payments related to the lease agreement offset by expected sublease income, to the carrying amount of the asset group. If the first step of the long-lived asset impairment test concludes that the carrying amount of the asset group is not recoverable, the Company performs the second step of the long-lived asset impairment test by comparing the fair value of the asset group to its carrying amount and recognizing a lease impairment charge for the amount by which the carrying amount exceeds the fair value. To estimate the fair value of the asset group, the Company relies on a discounted cash flow approach using market participant assumptions of the expected cash flows.
In 2023, the Company recognized a ROU asset impairment charge of $10.9 million and impairment of related leasehold improvements of $1.3 million, driven by updated sublease assumptions for our second headquarter space in Los Angeles, California, pursuant to an operating lease that expires in 2031. In addition, the Company recognized ROU asset impairment charges of $0.6 million and $2.4 million during the years ended December 31, 2022 and 2021, respectively, related to certain ROU assets reducing the carrying values of the lease assets to their estimated fair values based on the discounted cash flows of estimated net rental income for the office spaces subleased. The ROU impairment charges are included in asset impairment charges in the consolidated statements of operations.